Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
July 31, 2022
SMR-NPRT1-0922
1.804843.118
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Entertainment - 2.6%
Capcom Co. Ltd.	3,000,000	83,392,589
Interactive Media & Services - 1.8%
Dip Corp.	300,000	8,058,630
Ziff Davis, Inc. (a)	600,000	49,134,000
		57,192,630
Media - 0.4%
Emerald Holding, Inc. (a)(b)	3,750,000	11,812,500
TOTAL COMMUNICATION SERVICES		152,397,719
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 2.0%
Adient PLC (a)	650,000	21,957,000
Patrick Industries, Inc.	650,000	39,468,000
		61,425,000
Diversified Consumer Services - 2.4%
Adtalem Global Education, Inc. (a)	1,089,100	43,672,910
OneSpaWorld Holdings Ltd. (a)	1,500,000	10,815,000
Perdoceo Education Corp. (a)	1,500,000	20,550,000
		75,037,910
Household Durables - 6.7%
Helen of Troy Ltd. (a)	225,000	30,102,750
LGI Homes, Inc. (a)(c)	850,000	95,880,000
Tempur Sealy International, Inc. (c)	3,050,000	83,814,000
		209,796,750
Multiline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	488,800	28,814,760
Specialty Retail - 1.9%
America's Car Mart, Inc. (a)(c)	200,000	20,714,000
Rent-A-Center, Inc.	1,250,000	29,412,500
Winmark Corp.	50,000	11,107,500
		61,234,000
TOTAL CONSUMER DISCRETIONARY		436,308,420
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	175,300	11,867,810
Performance Food Group Co. (a)	1,050,000	52,195,500
		64,063,310
Food Products - 1.6%
Lamb Weston Holdings, Inc.	446,809	35,592,805
TreeHouse Foods, Inc. (a)	350,000	15,197,000
		50,789,805
TOTAL CONSUMER STAPLES		114,853,115
ENERGY - 2.4%
Energy Equipment & Services - 0.5%
ShawCor Ltd. Class A (a)	3,500,000	15,907,227
Oil, Gas & Consumable Fuels - 1.9%
Brigham Minerals, Inc. Class A	2,200,000	58,410,000
TOTAL ENERGY		74,317,227
FINANCIALS - 17.1%
Banks - 5.7%
BOK Financial Corp.	600,000	52,818,000
Cullen/Frost Bankers, Inc.	500,000	65,200,000
First Hawaiian, Inc.	1,500,000	38,235,000
PacWest Bancorp	800,000	22,424,000
		178,677,000
Capital Markets - 1.2%
BrightSphere Investment Group, Inc.	2,000,000	37,820,000
Consumer Finance - 2.1%
FirstCash Holdings, Inc.	887,200	64,996,272
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)	1,200,000	25,332,000
Insurance - 7.3%
Assurant, Inc.	300,000	52,734,000
Enstar Group Ltd. (a)	343,000	67,886,560
First American Financial Corp.	1,400,000	81,200,000
Primerica, Inc.	215,547	27,738,743
		229,559,303
TOTAL FINANCIALS		536,384,575
HEALTH CARE - 13.6%
Biotechnology - 2.2%
Blueprint Medicines Corp. (a)	222,000	11,335,320
Cerevel Therapeutics Holdings (a)(c)	493,500	12,974,115
Erasca, Inc.	1,164,900	8,783,346
Exelixis, Inc. (a)	897,800	18,781,976
Instil Bio, Inc. (a)	988,900	5,577,396
Keros Therapeutics, Inc. (a)	100,000	3,208,000
Mirati Therapeutics, Inc. (a)	148,700	9,576,280
		70,236,433
Health Care Equipment & Supplies - 2.1%
Envista Holdings Corp. (a)	1,500,000	60,975,000
Utah Medical Products, Inc.	50,000	4,567,000
		65,542,000
Health Care Providers & Services - 6.0%
AdaptHealth Corp. (a)	1,000,000	22,110,000
Owens & Minor, Inc.	2,000,000	70,820,000
Premier, Inc.	1,300,000	49,998,000
R1 Rcm, Inc. (a)	1,750,000	43,750,000
		186,678,000
Life Sciences Tools & Services - 2.5%
Syneos Health, Inc. (a)	1,000,000	79,140,000
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	206,400	10,961,904
Prestige Brands Holdings, Inc. (a)	250,000	15,077,500
		26,039,404
TOTAL HEALTH CARE		427,635,837
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.3%
Rheinmetall AG	50,000	9,139,682
Commercial Services & Supplies - 1.7%
Cimpress PLC (a)	687,947	27,648,590
The Brink's Co.	450,000	25,623,000
		53,271,590
Marine - 0.4%
Eagle Bulk Shipping, Inc.	250,000	13,232,500
Professional Services - 6.6%
ASGN, Inc. (a)	700,000	72,632,000
BGSF, Inc. (c)	6,216	80,870
Insperity, Inc.	500,000	54,870,000
Kforce, Inc.	750,000	49,387,500
Persol Holdings Co. Ltd.	1,500,000	31,052,681
		208,023,051
Road & Rail - 3.1%
TFI International, Inc.	500,000	49,965,000
TFI International, Inc. (Canada)	475,000	47,442,505
		97,407,505
Trading Companies & Distributors - 4.6%
Beacon Roofing Supply, Inc. (a)(c)	1,500,000	90,030,000
Univar Solutions, Inc. (a)	2,000,000	54,080,000
		144,110,000
TOTAL INDUSTRIALS		525,184,328
INFORMATION TECHNOLOGY - 13.1%
Electronic Equipment & Components - 4.9%
Insight Enterprises, Inc. (a)	1,000,000	93,410,000
TD SYNNEX Corp.	233,000	23,397,860
TTM Technologies, Inc. (a)	2,750,000	37,207,500
		154,015,360
IT Services - 5.3%
Computer Services, Inc.	600,000	22,950,000
Concentrix Corp.	645,000	86,275,200
Genpact Ltd.	1,000,000	48,080,000
Tucows, Inc. (a)(c)	200,000	9,254,000
		166,559,200
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (a)	437,600	37,397,296
Ichor Holdings Ltd. (a)(b)	1,500,000	46,890,000
		84,287,296
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	99,999	5,402,946
TOTAL INFORMATION TECHNOLOGY		410,264,802
MATERIALS - 5.2%
Chemicals - 3.1%
Valvoline, Inc.	3,000,000	96,660,001
Construction Materials - 1.9%
Eagle Materials, Inc.	50,000	6,322,500
RHI Magnesita NV	845,545	23,188,950
Wienerberger AG	1,300,000	29,815,243
		59,326,693
Metals & Mining - 0.2%
ERO Copper Corp. (a)	750,000	7,420,640
TOTAL MATERIALS		163,407,334
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Corporate Office Properties Trust (SBI)	500,000	14,075,000
Douglas Emmett, Inc.	2,200,000	52,008,000
iStar Financial, Inc.	1,000,000	16,710,000
		82,793,000
Real Estate Management & Development - 4.8%
Cushman & Wakefield PLC (a)	3,900,000	65,520,000
Jones Lang LaSalle, Inc. (a)	450,000	85,801,500
		151,321,500
TOTAL REAL ESTATE		234,114,500
UTILITIES - 1.7%
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. A Shares (c)	1,200,000	54,972,000
TOTAL COMMON STOCKS (Cost $2,683,073,578)		3,129,839,857

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d)	9,600,432	9,602,352
Fidelity Securities Lending Cash Central Fund 2.01% (d)(e)	69,960,661	69,967,657
TOTAL MONEY MARKET FUNDS (Cost $79,570,009)		79,570,009

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,762,643,587)	3,209,409,866
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(68,286,515)
NET ASSETS - 100.0%	3,141,123,351

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	30,509,097	130,745,352	151,652,097	46,533	-	-	9,602,352	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	72,558,544	123,788,026	126,378,913	23,890	-	-	69,967,657	0.2%
Total	103,067,641	254,533,378	278,031,010	70,423	-	-	79,570,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Emerald Holding, Inc.	10,087,500	-	-	-	-	1,725,000	11,812,500
Ichor Holdings Ltd.	34,932,000	8,367,773	-	-	-	3,590,227	46,890,000
Total	45,019,500	8,367,773	-	-	-	5,315,227	58,702,500

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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